Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment, Net [Abstract]
Fixed Assets
	December 31,
	2013	2012
	U.S. Dollars
Land	863	863
Building	10,245	10,230
Machinery and equipment	6,504	9,721
Office furniture and equipment	1,202	997
Computer equipment and software	4,566	5,683
Automobiles	65	99
Leasehold improvements	1,048	1,237

	24,493	28,830
Less accumulated depreciation	10,012	13,008

	14,481	15,822